Property and Equipment, Net	6 Months Ended
Jun. 30, 2021
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	June 30,	December 31,
	2021	2020
Furniture and fixtures	$8,446	$7,211
Aircraft	12,720	—
Leasehold improvements	5,928	3,543
Total property and equipment, gross	$27,094	$10,754
Less: accumulated depreciation	(6,169)	(5,551)
Total	$20,925	$5,203

In April 2021, we purchased an aircraft for an aggregate purchase price of $12.7 million, including $0.7 million of costs related to inspecting and testing the aircraft prior to purchase. The aircraft is being amortized on a straight-line basis over its estimated useful life of seven years.

The aggregate depreciation expense related to property and equipment, net was $0.7 million and $0.4 million for the three months ended June 30, 2021 and 2020, respectively, and $1.1 million and $0.8 million for the six months ended June 30, 2021 and 2020, respectively.